SHAREHOLDERS' EQUITY - Non-controlling interests (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-controlling interests
Non-controlling interests opening balance	₽ (12,291)
Dividends to non-controlling interests	1,123	₽ 1,165	₽ 1,175
Acquisitions under common control	1,286	(5,849)
Non-controlling interests closing balance	(3,326)	(12,291)
Statement of financial position
Current assets	194,588	268,934
Non-current assets	629,322	647,059
Current liabilities	(348,457)	(295,471)
Non-current liabilities	(439,059)	(542,957)
Income statement
Revenue, gross of intercompany	(476,106)	(451,466)	(417,918)
Profit for the year, gross of intercompany	(55,099)	(7,832)	(56,590)
Non-controlling interests
Non-controlling interests
Dividends to non-controlling interests	1,123	1,165	1,175
Acquisitions under common control		(8,320)
Income statement
Profit for the year, gross of intercompany	(858)	(984)	(548)
MGTS Group
Non-controlling interests
Non-controlling interests opening balance	(3,649)	(4,180)	(4,787)
Profit for the year attributable to non-controlling interests	(806)	(619)	(554)
Dividends to non-controlling interests	1,123	1,165	1,175
Other	4	(15)	(14)
Non-controlling interests closing balance	(3,328)	(3,649)	(4,180)
MGTS Group | Non-controlling interests
Statement of financial position
Current assets	16,271	31,842
Non-current assets	52,539	34,227
Current liabilities	(17,224)	(12,015)
Non-current liabilities	(19,641)	(15,304)
Income statement
Revenue, gross of intercompany	(39,479)	(39,375)	(39,565)
Profit for the year, gross of intercompany	(14,148)	(10,846)	₽ (9,719)
MTS Bank
Non-controlling interests
Non-controlling interests opening balance	(8,698)
Profit for the year attributable to non-controlling interests	(51)	(378)
Acquisitions under common control		(8,320)
Acquisition of additional ownership interests	8,700
Other	(4)
Non-controlling interests closing balance	(53)	(8,698)
MTS Bank | Non-controlling interests
Statement of financial position
Current assets	100,230	92,037
Non-current assets	52,668	49,866
Current liabilities	(148,288)	(129,344)
Non-current liabilities	(2,303)	(2,964)
Income statement
Revenue, gross of intercompany	(29,869)	(11,871)
Profit for the year, gross of intercompany	₽ (1,318)	₽ (468)